Restricted cash (Tables)	6 Months Ended
Jun. 30, 2012
Cash and Cash Equivalents [Abstract]
Schedule of restricted cash

	June 30,	December 31,
	2012	2011
	$	$

Restricted term deposits (i)	12,000,000	12,000,000
Restricted use funds from operations - Kingman (ii)	434,541	382,426
Restricted use funds from operations - Windstar (ii)	3,536,296	-
Operations and maintenance reserve - Kingman (iii)	257,730	257,730
Debt service reserves (iv)	11,517,281	10,044,143
Construction escrow account - Windstar (v)	-	24,226,678
Restricted credit card - term deposit (vi)	107,949	104,698
	27,853,797	47,015,675

Less: Current (ii)	(3,970,837)	(21,152,225)
Restricted cash, non-current	23,882,960	25,863,450